CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 1,968,421	$ 3,431,001	$ 2,569,536
Accounts receivable, net	6,532,672	2,244,812	1,660,564
Prepaid expenses	260,450	321,228	200,985
Other current assets	1,185	2,796	2,564
Assets of discontinued operations	14,107	19,783	31,540
Total current assets	8,776,835	6,019,620	4,465,189
Property and equipment, net	862,659	1,104,441	959,902
Other assets	50,000	50,000	60,000
Total assets	9,689,494	7,174,061	5,485,091
CURRENT LIABILITIES:
Notes payable	61,851	549,329	550,761
Accounts payable	6,133,037	4,834,128	1,169,251
Accrued expenses	528,942	373,310	456,753
Current portion of capital lease obligations	225,918	182,388	57,932
Due to related parties			10,000
Deferred revenue	2,957,827	2,251,688	1,006,875
Total current liabilities	9,907,575	8,190,843	3,251,572
LONG TERM LIABILITIES:
Warrant liability		5,760	607,199
Deferred revenue	2,000,000
Capital lease obligations	212,186	231,207	23,184
Total long term liabilities	2,212,186	236,967	630,383
Total liabilities	$ 12,119,761	$ 8,427,810	$ 3,881,955
SHAREHOLDERS' DEFICIT:
Preferred stock, value
Common stock ($.001 par value 500,000,000, 400,000,000 and 300,000,000 shares authorized, 41,543,655 shares issued and outstanding)	$ 41,543	$ 41,543	$ 41,543
Additional paid-in capital	46,543,135	45,738,974	43,411,172
Accumulated deficit	(62,713,463)	(57,608,289)	(52,423,602)
Total shareholders' deficit	(2,430,267)	(1,253,749)	1,603,136
Total liabilities and shareholders' deficit	9,689,494	7,174,061	5,485,091
Series A Convertible Preferred Stock
SHAREHOLDERS' DEFICIT:
Preferred stock, value	2,864,104	2,864,104	2,864,104
Series B Convertible Preferred Stock
SHAREHOLDERS' DEFICIT:
Preferred stock, value	$ 10,834,414	$ 7,709,919	$ 7,709,919